Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005061 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000005061 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005061 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005061 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000005061 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005061 [Member] | Clearway Energy Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000005061 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000005061 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000005061 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000005061 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000005061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005061 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005061 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000005060 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000005060 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005060 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005060 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000005060 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005060 [Member] | Clearway Energy Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000005060 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000005060 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000005060 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000005060 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000005060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005060 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005060 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000005065 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000005065 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005065 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000005065 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000005065 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000005065 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[5]
C000005065 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000005065 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005065 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000005065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005065 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005065 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000005064 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000005064 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000005064 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000005064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000005064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[6]
C000005064 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000005064 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005064 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000005064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005064 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005064 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005072 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000005072 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005072 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000005072 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005072 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005072 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000005036 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000005036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[7]
C000005036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000005036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000005036 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000005036 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000005036 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000005036 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000005036 [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000005036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000005036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005036 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005036 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000005030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000005030 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000005030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[8]
C000005030 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000005030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000005030 [Member] | Visa Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000005030 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000005030 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000005030 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000005030 [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000005030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000005030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005030 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005030 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than 0.1%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Amount represents less than 0.1%.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.